Mineral Properties and Deferred Exploration (Tables)	12 Months Ended
Aug. 31, 2021
Mineral Properties And Deferred Exploration
Schedule of continuity of expenditures on mineral properties

	Buckreef (a)	Kigosi (b)	Itetemia	Luhala	Total

Balance, August 31, 2018	21,617	9,588	4,553	2,554	38,311
Exploration expenditures:
Camp, field supplies and travel	146	-	-	-	146
License fees and exploration and field overhead	650	8	-	2	660
Geological consulting and field wages	56	-	-	-	56
Trenching and drilling	1,390	-	-	-	1,390
	2,242	8	-	2	2,252
Write-offs	-	(9,596)	(4,553)	(2,556)	(16,705)
Balance, August 31, 2019	$23,859	$-	$-	$-	$23,859
Exploration expenditures:
Camp, field supplies and travel	368	-	-	-	368
License fees and exploration and field overhead	863	-	-	-	863
Geological consulting and field wages	729	-	-	-	729
Trenching and drilling	2,663	-	-	-	2,663
Mine design	597	-	-	-	597
Change in estimate of asset retirement obligation	2,048	-	-	-	2,048
Gold sales	(368)	-	-	-	(368)
Payments to STAMICO as per Joint Venture agreement	239	-	-	-	239
Balance, August 31, 2020	$30,997	$-	$-	$-	$30,997
Exploration expenditures:
Camp, field supplies and travel	356	-	-	-	356
License fees and exploration and field overhead	2,809	-	-	-	2,809
Geological consulting and field wages	3,150	-	-	-	3,150
Trenching and drilling	605	-	-	-	605
Mine design	1,321	-	-	-	1,321
Mining and processing costs	987	-	-	-	987
Change in estimate of asset retirement obligation	(133)	-	-	-	(133)
Gold sales	(2,524)	-	-	-	(2,524)
Payments to STAMICO as per Joint Venture agreement	1,050	-	-	-	1,050
Balance, August 31, 2021	$38,618	$-	$-	$-	$38,618